Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	£ 22	£ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	22	0
Transfers in	22	0
Transfers out	(22)	0
Liabilities
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	22	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	22	0
Transfers into Level 3 of fair value hierarchy, liabilities	22	0
Transfers out	£ 22	£ 0